Share-based compensation - Schedule of Other Equity Instruments Outstanding (Details)	6 Months Ended
Jun. 30, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, forfeited (in shares)	(1,846)
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, beginning of period (in shares)	149,984
Number of awards, granted (in shares)	412,099
Number of awards, end of period (in shares)	560,237
Weighted average grant date fair value, beginning balance (in USD per share) | $ / shares	$ 46.50
Weighted average grant date fair value, granted (in USD per share) | $ / shares	28.70
Weighted average grant date fair value, ending balance (in USD per share) | $ / shares	$ 33.45